GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.18%
25,615	Air Products & Chemicals Inc	$ 5,682,944
12,338	Albemarle Corp(a)	857,738
13,400	Celanese Corp	1,638,686
26,695	CF Industries Holdings Inc	1,313,394
86,030	Dow Inc	4,099,329
86,145	DuPont de Nemours Inc	6,143,000
16,839	Eastman Chemical Co	1,243,223
29,442	Ecolab Inc	5,830,694
14,523	FMC Corp	1,273,377
172,202	Freeport-McMoRan Inc	1,647,973
12,247	International Flavors & Fragrances Inc(a)	1,502,584
46,512	International Paper Co	1,945,132
62,885	Linde PLC	12,182,082
30,221	LyondellBasell Industries NV Class A	2,703,873
42,459	Mosaic Co	870,409
93,989	Newmont Mining Corp	3,564,063
34,270	Nucor Corp	1,744,686
27,992	PPG Industries Inc	3,317,332
9,307	Sherwin-Williams Co	5,117,640
		62,678,159
Communications — 14.86%
34,822	Alphabet Inc Class A(b)	42,522,537
35,127	Alphabet Inc Class C(b)	42,819,813
48,325	Amazon.com Inc(b)	83,887,851
6,000	Arista Networks Inc(b)	1,433,520
852,170	AT&T Inc	32,246,113
4,976	Booking Holdings Inc(b)	9,765,947
38,309	CBS Corp Class B	1,546,534
16,695	CDW Corp	2,057,492
102,658	CenturyLink Inc	1,281,172
18,927	Charter Communications Inc Class A(b)	7,800,195
493,666	Cisco Systems Inc	24,392,037
528,101	Comcast Corp Class A	23,806,793
93,152	Corning Inc	2,656,695
18,194	Discovery Inc Class A(a)(b)	484,506
37,679	Discovery Inc Class C(b)	927,657
23,195	DISH Network Corp Class A(b)	790,254
92,028	eBay Inc	3,587,251
16,631	Expedia Group Inc	2,235,373
7,127	F5 Networks Inc(b)	1,000,773
280,491	Facebook Inc Class A(b)	49,949,837
42,628	Fox Corp Class A	1,344,274
15,053	Fox Corp Class B	474,772
39,365	Interpublic Group of Cos Inc	848,709
41,677	Juniper Networks Inc	1,031,506
19,369	Motorola Solutions Inc	3,300,671
50,811	Netflix Inc(b)	13,598,040
44,718	News Corp Class A	622,474
13,531	News Corp Class B	193,426
24,689	Omnicom Group Inc	1,933,149
66,566	Symantec Corp	1,572,955
36,224	T-Mobile US Inc(b)	2,853,364
Shares		Fair Value
Communications — (continued)
12,007	TripAdvisor Inc(b)	$ 464,431
86,278	Twitter Inc(b)	3,554,654
12,363	VeriSign Inc(b)	2,332,033
482,723	Verizon Communications Inc	29,137,160
40,523	Viacom Inc Class B	973,768
210,236	Walt Disney Co	27,397,955
		426,825,691
Consumer, Cyclical — 8.65%
8,643	Advance Auto Parts Inc	1,429,552
13,595	Alaska Air Group Inc	882,451
48,310	American Airlines Group Inc	1,302,921
30,507	Aptiv PLC	2,666,922
2,765	AutoZone Inc(b)	2,998,974
26,222	Best Buy Co Inc	1,809,056
24,838	BorgWarner Inc	911,058
16,235	Capri Holdings Ltd(b)	538,353
19,413	CarMax Inc(b)	1,708,344
45,785	Carnival Corp	2,001,262
2,693	Chipotle Mexican Grill Inc(b)	2,263,386
23,515	Copart Inc(b)	1,888,960
51,082	Costco Wholesale Corp	14,717,235
13,933	Darden Restaurants Inc	1,647,159
67,218	Delta Air Lines Inc	3,871,757
29,958	Dollar General Corp	4,761,525
28,127	Dollar Tree Inc(b)	3,210,978
38,832	DR Horton Inc	2,046,835
65,188	Fastenal Co	2,129,692
452,074	Ford Motor Co	4,140,998
25,006	Gap Inc	434,104
147,089	General Motors Co	5,512,896
17,644	Genuine Parts Co	1,757,166
43,001	Hanesbrands Inc	658,775
18,808	Harley-Davidson Inc	676,524
12,982	Hasbro Inc	1,540,834
33,225	Hilton Worldwide Holdings Inc	3,093,580
127,310	Home Depot Inc	29,538,466
19,886	Kohl's Corp	987,539
26,778	L Brands Inc	524,581
15,214	Leggett & Platt Inc	622,861
32,335	Lennar Corp Class A	1,805,910
37,727	LKQ Corp(b)	1,186,514
90,356	Lowe's Cos Inc	9,935,546
36,521	Macy's Inc	567,536
32,177	Marriott International Inc Class A	4,001,853
88,883	McDonald's Corp	19,084,069
61,699	MGM Resorts International	1,710,296
7,320	Mohawk Industries Inc(b)	908,192
45,673	Newell Brands Inc	854,999
145,968	NIKE Inc Class B	13,709,315
12,403	Nordstrom Inc(a)	417,609
23,285	Norwegian Cruise Line Holdings Ltd(b)	1,205,464
398	NVR Inc(b)	1,479,505
8,960	O'Reilly Automotive Inc(b)	3,570,650
40,933	PACCAR Inc	2,865,719

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
30,019	PulteGroup Inc	$ 1,097,194
8,298	PVH Corp	732,133
5,867	Ralph Lauren Corp	560,122
42,342	Ross Stores Inc	4,651,269
19,608	Royal Caribbean Cruises Ltd	2,124,135
57,345	Southwest Airlines Co	3,097,203
140,552	Starbucks Corp	12,427,608
33,504	Tapestry Inc	872,779
58,779	Target Corp	6,284,063
13,063	Tiffany & Co	1,210,026
141,578	TJX Cos Inc	7,891,558
13,685	Tractor Supply Co	1,237,671
6,579	Ulta Beauty Inc(b)	1,649,026
21,547	Under Armour Inc Class A(b)	429,647
21,954	Under Armour Inc Class C(b)	398,026
25,300	United Airlines Holdings Inc(b)	2,236,773
38,605	VF Corp	3,435,459
89,809	Walgreens Boots Alliance Inc	4,967,336
166,029	Walmart Inc	19,704,322
7,596	Whirlpool Corp	1,202,903
5,042	WW Grainger Inc	1,498,230
11,715	Wynn Resorts Ltd	1,273,655
35,159	Yum! Brands Inc	3,988,085
		248,547,144
Consumer, Non-Cyclical — 21.75%
205,347	Abbott Laboratories	17,181,383
171,342	AbbVie Inc	12,974,016
5,389	ABIOMED Inc(b)	958,649
26,502	Alexion Pharmaceuticals Inc(b)	2,595,606
8,870	Align Technology Inc(b)	1,604,760
38,290	Allergan PLC	6,443,824
218,093	Altria Group Inc	8,920,004
17,407	AmerisourceBergen Corp	1,433,118
70,207	Amgen Inc	13,585,757
29,703	Anthem Inc	7,131,690
65,914	Archer-Daniels-Midland Co	2,707,088
50,388	Automatic Data Processing Inc	8,133,631
10,078	Avery Dennison Corp	1,144,558
59,307	Baxter International Inc	5,187,583
31,095	Becton Dickinson & Co	7,865,791
21,593	Biogen Inc(b)	5,027,282
162,412	Boston Scientific Corp(b)	6,608,544
189,445	Bristol-Myers Squibb Co	9,606,756
19,720	Brown-Forman Corp Class B	1,238,022
19,743	Campbell Soup Co(a)	926,342
36,020	Cardinal Health Inc	1,699,784
81,690	Celgene Corp(b)	8,111,817
47,166	Centene Corp(b)	2,040,401
28,428	Church & Dwight Co Inc	2,138,923
43,625	Cigna Corp	6,621,839
9,679	Cintas Corp	2,594,940
14,990	Clorox Co	2,276,531
447,670	Coca-Cola Co	24,371,155
99,933	Colgate-Palmolive Co	7,346,075
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
58,800	Conagra Brands Inc	$ 1,803,984
19,171	Constellation Brands Inc Class A	3,973,765
5,974	Cooper Cos Inc	1,774,278
89,679	Corteva Inc	2,511,012
30,606	Coty Inc Class A	321,669
151,183	CVS Health Corp	9,535,112
73,411	Danaher Corp	10,602,751
12,222	DaVita Inc(b)	697,510
25,028	DENTSPLY SIRONA Inc	1,334,243
24,255	Edwards Lifesciences Corp(b)	5,333,917
99,462	Eli Lilly & Co	11,122,835
14,264	Equifax Inc	2,006,517
25,463	Estee Lauder Cos Inc Class A	5,065,864
9,940	FleetCor Technologies Inc(b)	2,850,593
10,858	Gartner Inc(b)	1,552,585
71,177	General Mills Inc	3,923,276
148,680	Gilead Sciences Inc	9,423,338
33,595	Global Payments Inc	5,341,605
20,857	H&R Block Inc	492,642
31,009	HCA Healthcare Inc	3,734,104
18,062	Henry Schein Inc(b)	1,146,937
15,876	Hershey Co	2,460,621
31,095	Hologic Inc(b)	1,569,987
32,808	Hormel Foods Corp	1,434,694
15,981	Humana Inc	4,085,862
10,114	IDEXX Laboratories Inc(b)	2,750,300
46,610	IHS Markit Ltd(b)	3,117,277
16,945	Illumina Inc(b)	5,155,008
20,640	Incyte Corp(b)	1,532,107
13,330	Intuitive Surgical Inc(b)	7,197,267
20,829	IQVIA Holdings Inc(b)	3,111,436
13,229	JM Smucker Co	1,455,455
307,772	Johnson & Johnson	39,819,541
28,048	Kellogg Co	1,804,889
39,894	Kimberly-Clark Corp	5,666,943
70,633	Kraft Heinz Co	1,973,133
94,970	Kroger Co	2,448,327
11,094	Laboratory Corp of America Holdings(b)	1,863,792
17,593	Lamb Weston Holdings Inc	1,279,363
4,545	MarketAxess Holdings Inc	1,488,488
13,963	McCormick & Co Inc	2,182,417
21,647	McKesson Corp	2,958,279
155,931	Medtronic PLC	16,937,225
297,963	Merck & Co Inc	25,082,525
21,327	Molson Coors Brewing Co Class B	1,226,303
167,687	Mondelez International Inc Class A	9,276,445
46,095	Monster Beverage Corp(b)	2,676,276
18,911	Moody's Corp	3,873,540
62,369	Mylan NV(b)	1,233,659
20,430	Nektar Therapeutics(b)	372,132
42,553	Nielsen Holdings PLC	904,251
136,500	PayPal Holdings Inc(b)	14,140,035
163,407	PepsiCo Inc	22,403,100
13,933	Perrigo Co PLC	778,715

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
643,120	Pfizer Inc	$ 23,107,302
180,794	Philip Morris International Inc	13,727,688
291,033	Procter & Gamble Co	36,198,685
16,565	Quanta Services Inc	626,157
16,125	Quest Diagnostics Inc	1,725,859
9,259	Regeneron Pharmaceuticals Inc(b)	2,568,447
16,894	ResMed Inc	2,282,548
14,059	Robert Half International Inc	782,524
14,920	Rollins Inc	508,324
28,541	S&P Global Inc	6,991,974
37,365	Stryker Corp	8,082,050
59,616	Sysco Corp	4,733,510
5,271	Teleflex Inc	1,790,822
46,451	Thermo Fisher Scientific Inc	13,529,783
34,752	Tyson Foods Inc Class A	2,993,537
9,546	United Rentals Inc(b)	1,189,813
110,194	UnitedHealth Group Inc	23,947,360
9,360	Universal Health Services Inc Class B	1,392,300
10,961	Varian Medical Systems Inc(b)	1,305,346
19,276	Verisk Analytics Inc	3,048,307
29,508	Vertex Pharmaceuticals Inc(b)	4,999,245
6,008	WellCare Health Plans Inc(b)	1,557,093
24,171	Zimmer Biomet Holdings Inc	3,317,953
55,201	Zoetis Inc	6,877,493
		624,567,918
Energy — 4.52%
45,379	Apache Corp	1,161,702
58,041	Baker Hughes a GE Co	1,346,551
50,876	Cabot Oil & Gas Corp	893,891
220,706	Chevron Corp	26,175,732
11,744	Cimarex Energy Co	563,007
23,478	Concho Resources Inc	1,594,156
130,548	ConocoPhillips	7,438,625
49,135	Devon Energy Corp	1,182,188
17,234	Diamondback Energy Inc	1,549,509
68,380	EOG Resources Inc	5,075,164
493,550	Exxon Mobil Corp	34,849,566
99,179	Halliburton Co	1,869,524
12,915	Helmerich & Payne Inc	517,504
29,766	Hess Corp	1,800,248
18,215	HollyFrontier Corp	977,053
225,576	Kinder Morgan Inc	4,649,121
99,055	Marathon Oil Corp	1,215,405
76,623	Marathon Petroleum Corp	4,654,847
45,341	National Oilwell Varco Inc	961,229
54,708	Noble Energy Inc	1,228,742
102,779	Occidental Petroleum Corp	4,570,582
48,887	ONEOK Inc	3,602,483
52,163	Phillips 66	5,341,491
19,850	Pioneer Natural Resources Co	2,496,535
161,636	Schlumberger Ltd	5,523,102
50,753	TechnipFMC PLC	1,225,177
Shares		Fair Value
Energy — (continued)
48,103	Valero Energy Corp	$ 4,100,300
138,561	Williams Cos Inc	3,333,778
		129,897,212
Financial — 17.92%
5,933	Affiliated Managers Group Inc	494,516
85,894	Aflac Inc	4,493,974
13,606	Alexandria Real Estate Equities Inc REIT	2,095,868
4,244	Alliance Data Systems Corp	543,784
38,249	Allstate Corp	4,156,901
79,926	American Express Co	9,453,647
101,102	American International Group Inc	5,631,381
51,660	American Tower Corp REIT	11,423,576
14,990	Ameriprise Financial Inc	2,205,029
27,360	Aon PLC	5,296,075
18,493	Apartment Investment & Management Co REIT Class A	964,225
21,577	Arthur J Gallagher & Co	1,932,652
6,011	Assurant Inc	756,304
16,453	AvalonBay Communities Inc REIT	3,542,824
976,942	Bank of America Corp	28,497,398
99,597	Bank of New York Mellon Corp	4,502,780
88,732	BB&T Corp	4,735,627
227,977	Berkshire Hathaway Inc Class B(b)	47,423,775
13,712	BlackRock Inc Class A	6,110,616
16,598	Boston Properties Inc REIT	2,152,097
54,551	Capital One Financial Corp	4,963,050
12,549	Cboe Global Markets Inc	1,442,006
35,163	CBRE Group Inc Class A(b)	1,863,991
134,844	Charles Schwab Corp	5,640,524
53,274	Chubb Ltd	8,600,555
18,308	Cincinnati Financial Corp	2,135,994
264,372	Citigroup Inc	18,262,818
51,693	Citizens Financial Group Inc	1,828,381
41,416	CME Group Inc	8,752,857
16,714	Comerica Inc	1,102,957
48,328	Crown Castle International Corp REIT	6,718,075
24,496	Digital Realty Trust Inc REIT	3,179,826
36,951	Discover Financial Services	2,996,357
41,623	Duke Realty Corp REIT	1,413,933
27,032	E*TRADE Financial Corp	1,181,028
9,600	Equinix Inc REIT	5,537,280
40,811	Equity Residential REIT	3,520,357
7,775	Essex Property Trust Inc REIT	2,539,704
4,865	Everest Re Group Ltd	1,294,528
15,373	Extra Space Storage Inc REIT	1,795,874
8,348	Federal Realty Investment Trust REIT	1,136,497
85,815	Fifth Third Bancorp	2,349,615

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
20,003	First Republic Bank	$ 1,934,290
31,416	Franklin Resources Inc	906,666
12,111	Globe Life Inc	1,159,749
37,910	Goldman Sachs Group Inc	7,856,089
43,137	Hartford Financial Services Group Inc	2,614,534
57,860	HCP Inc REIT	2,061,552
82,643	Host Hotels & Resorts Inc REIT	1,428,897
123,254	Huntington Bancshares Inc	1,758,835
64,239	Intercontinental Exchange Inc	5,927,333
47,343	Invesco Ltd	801,990
34,394	Iron Mountain Inc REIT	1,114,022
372,140	JPMorgan Chase & Co	43,797,157
114,964	KeyCorp	2,050,958
47,059	Kimco Realty Corp REIT	982,592
22,711	Lincoln National Corp	1,369,927
28,253	Loews Corp	1,454,464
15,030	M&T Bank Corp	2,374,289
10,985	Macerich Co REIT(a)	347,016
59,533	Marsh & McLennan Cos Inc	5,956,277
104,201	Mastercard Inc Class A	28,297,866
93,296	MetLife Inc	4,399,839
13,743	Mid-America Apartment Communities Inc REIT	1,786,727
145,834	Morgan Stanley	6,222,737
13,859	NASDAQ Inc	1,376,892
25,540	Northern Trust Corp	2,383,393
45,675	People's United Financial Inc	714,129
52,254	PNC Financial Services Group Inc	7,323,921
31,134	Principal Financial Group Inc	1,778,997
67,552	Progressive Corp	5,218,392
73,445	Prologis Inc REIT	6,258,983
46,868	Prudential Financial Inc	4,215,777
17,248	Public Storage REIT	4,230,417
13,861	Raymond James Financial Inc	1,142,978
37,032	Realty Income Corp REIT	2,839,614
20,016	Regency Centers Corp REIT	1,390,912
114,145	Regions Financial Corp	1,805,774
13,115	SBA Communications Corp REIT	3,162,682
35,880	Simon Property Group Inc REIT	5,584,722
9,938	SL Green Realty Corp REIT	812,431
42,871	State Street Corp	2,537,534
52,529	SunTrust Banks Inc	3,613,995
6,340	SVB Financial Group(b)	1,324,743
68,692	Synchrony Financial	2,341,710
27,374	T Rowe Price Group Inc	3,127,479
30,064	Travelers Cos Inc	4,470,216
33,264	UDR Inc REIT	1,612,639
24,841	Unum Group	738,274
166,707	US Bancorp	9,225,565
43,430	Ventas Inc REIT	3,171,693
201,429	Visa Inc Class A	34,647,802
19,458	Vornado Realty Trust REIT	1,238,891
Shares		Fair Value
Financial — (continued)
465,997	Wells Fargo & Co	$ 23,504,889
45,517	Welltower Inc REIT	4,126,116
51,969	Western Union Co	1,204,122
85,549	Weyerhaeuser Co REIT	2,369,707
15,244	Willis Towers Watson PLC	2,941,635
22,242	Zions Bancorp NA	990,214
		514,700,300
Industrial — 9.19%
67,215	3M Co	11,050,146
35,605	Agilent Technologies Inc	2,728,411
10,619	Allegion PLC	1,100,659
191,235	Amcor PLC	1,864,541
25,939	AMETEK Inc	2,381,719
34,627	Amphenol Corp Class A	3,341,505
16,870	AO Smith Corp	804,868
43,639	Arconic Inc	1,134,614
38,605	Ball Corp	2,810,830
62,211	Boeing Co	23,669,419
66,147	Caterpillar Inc	8,355,028
16,527	CH Robinson Worldwide Inc	1,401,159
92,854	CSX Corp	6,431,997
16,695	Cummins Inc	2,715,776
36,431	Deere & Co	6,145,181
17,535	Dover Corp	1,745,785
48,770	Eaton Corp PLC	4,055,225
71,229	Emerson Electric Co	4,762,371
20,210	Expeditors International of Washington Inc	1,501,401
27,554	FedEx Corp	4,011,036
14,462	FLIR Systems Inc	760,557
15,437	Flowserve Corp	721,062
33,443	Fortive Corp	2,292,852
15,031	Fortune Brands Home & Security Inc	822,196
14,729	Garmin Ltd	1,247,399
27,314	General Dynamics Corp	4,991,087
1,018,989	General Electric Co	9,109,762
83,076	Honeywell International Inc	14,056,459
4,967	Huntington Ingalls Industries Inc Class A	1,051,961
8,973	IDEX Corp	1,470,495
34,169	Illinois Tool Works Inc	5,347,107
27,646	Ingersoll-Rand PLC	3,406,264
14,007	Jacobs Engineering Group Inc	1,281,640
10,406	JB Hunt Transport Services Inc	1,151,424
91,805	Johnson Controls International PLC	4,029,321
11,761	Kansas City Southern	1,564,331
21,282	Keysight Technologies Inc(b)	2,069,674
25,460	L3Harris Technologies Inc	5,311,974
28,639	Lockheed Martin Corp	11,170,928
7,097	Martin Marietta Materials Inc	1,945,288
35,495	Masco Corp	1,479,432
2,746	Mettler-Toledo International Inc(b)	1,934,282

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
30,603	Norfolk Southern Corp	$ 5,498,135
18,552	Northrop Grumman Corp	6,953,104
11,320	Packaging Corp of America	1,201,052
15,299	Parker-Hannifin Corp	2,763,152
18,571	Pentair PLC	701,984
12,623	PerkinElmer Inc	1,075,101
32,251	Raytheon Co	6,327,324
24,406	Republic Services Inc	2,112,339
13,979	Rockwell Automation Inc	2,303,739
11,913	Roper Technologies Inc	4,248,176
18,276	Sealed Air Corp	758,637
6,641	Snap-on Inc	1,039,582
17,436	Stanley Black & Decker Inc	2,517,933
38,739	TE Connectivity Ltd	3,609,700
25,960	Textron Inc	1,271,002
5,819	TransDigm Group Inc	3,029,779
82,207	Union Pacific Corp	13,315,890
81,247	United Parcel Service Inc Class B	9,735,015
94,911	United Technologies Corp	12,957,250
14,961	Vulcan Materials Co	2,262,702
21,135	Wabtec Corp	1,518,761
45,026	Waste Management Inc	5,177,990
7,707	Waters Corp(b)	1,720,434
29,821	Westrock Co	1,086,975
20,480	Xylem Inc	1,630,618
		264,043,540
Technology — 17.36%
74,100	Accenture PLC Class A	14,253,135
88,743	Activision Blizzard Inc	4,696,279
56,711	Adobe Inc(b)	15,666,414
123,756	Advanced Micro Devices Inc(b)	3,587,686
19,694	Akamai Technologies Inc(b)	1,799,638
42,932	Analog Devices Inc	4,796,792
9,922	ANSYS Inc(b)	2,196,334
493,737	Apple Inc	110,582,276
108,893	Applied Materials Inc	5,433,761
25,992	Autodesk Inc(b)	3,839,018
46,365	Broadcom Inc	12,799,986
13,025	Broadridge Financial Solutions Inc	1,620,701
31,797	Cadence Design Systems Inc(b)	2,101,146
37,129	Cerner Corp	2,531,084
13,863	Citrix Systems Inc	1,338,057
65,493	Cognizant Technology Solutions Corp Class A	3,946,936
32,598	DXC Technology Co	961,641
33,892	Electronic Arts Inc(b)	3,315,315
71,319	Fidelity National Information Services Inc	9,468,310
65,968	Fiserv Inc(b)	6,833,625
16,010	Fortinet Inc(b)	1,228,928
155,878	Hewlett Packard Enterprise Co	2,364,669
172,823	HP Inc	3,269,811
Shares		Fair Value
Technology — (continued)
517,394	Intel Corp	$ 26,661,313
103,016	International Business Machines Corp	14,980,587
30,198	Intuit Inc	8,030,856
4,171	IPG Photonics Corp(b)	565,588
9,284	Jack Henry & Associates Inc	1,355,185
18,787	KLA-Tencor Corp	2,995,587
16,921	Lam Research Corp	3,910,612
15,276	Leidos Holdings Inc	1,311,903
30,659	Maxim Integrated Products Inc	1,775,463
27,331	Microchip Technology Inc(a)	2,539,323
129,457	Micron Technology Inc(b)	5,547,232
888,391	Microsoft Corp	123,513,001
9,661	MSCI Inc Class A	2,103,683
27,374	NetApp Inc	1,437,409
70,725	NVIDIA Corp	12,311,101
256,508	Oracle Corp	14,115,635
37,880	Paychex Inc	3,135,328
14,698	Qorvo Inc(b)	1,089,710
141,282	QUALCOMM Inc	10,776,991
102,180	salesforce.com Inc(b)	15,167,599
27,639	Seagate Technology PLC	1,486,702
19,311	Skyworks Solutions Inc	1,530,397
17,388	Synopsys Inc(b)	2,386,503
12,466	Take-Two Interactive Software Inc(b)	1,562,488
108,905	Texas Instruments Inc	14,074,882
35,241	Western Digital Corp	2,101,773
22,108	Xerox Holdings Corp	661,250
29,141	Xilinx Inc	2,794,622
		498,554,265
Utilities — 3.58%
79,833	AES Corp	1,304,471
28,394	Alliant Energy Corp	1,531,288
28,593	Ameren Corp	2,288,870
56,894	American Electric Power Co Inc	5,330,399
20,673	American Water Works Co Inc	2,568,207
14,084	Atmos Energy Corp	1,604,027
60,742	CenterPoint Energy Inc	1,833,194
32,696	CMS Energy Corp	2,090,909
37,579	Consolidated Edison Inc	3,550,088
95,668	Dominion Energy Inc	7,752,935
20,914	DTE Energy Co	2,780,725
84,260	Duke Energy Corp	8,077,164
41,757	Edison International	3,149,313
21,715	Entergy Corp	2,548,472
27,354	Evergy Inc	1,820,682
36,707	Eversource Energy	3,137,347
112,810	Exelon Corp	5,449,851
62,362	FirstEnergy Corp	3,007,719
57,056	NextEra Energy Inc	13,293,478
44,732	NiSource Inc	1,338,381
30,997	NRG Energy Inc	1,227,481
13,480	Pinnacle West Capital Corp	1,308,504

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Utilities — (continued)
83,070	PPL Corp	$ 2,615,874
59,913	Public Service Enterprise Group Inc	3,719,399
31,556	Sempra Energy	4,657,981
120,225	Southern Co	7,426,298
36,246	WEC Energy Group Inc	3,446,995
61,230	Xcel Energy Inc	3,973,215
		102,833,267
TOTAL COMMON STOCK — 100.01% (Cost $1,577,088,670)		$2,872,647,496
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.19%
$266,555	Undivided interest of 1.32% in a repurchase agreement (principal amount/value $20,150,843 with a maturity value of $20,152,158) with BNP Paribas Securities Corp, 2.35%, dated 9/30/19 to be repurchased at $266,555 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 4.63%, 11/15/19 - 2/15/49, with a value of $20,553,860.(c)	266,555
1,271,128	Undivided interest of 1.88% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $1,271,128 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(c)	1,271,128
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,271,128	Undivided interest of 2.17% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $1,271,128 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(c)	$ 1,271,128
1,271,128	Undivided interest of 2.71% in a repurchase agreement (principal amount/value $47,010,964 with a maturity value of $47,013,967) with Bank of Montreal, 2.30%, dated 9/30/19 to be repurchased at $1,271,128 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 10/10/19 - 5/15/45, with a value of $47,951,184.(c)	1,271,128
1,271,128	Undivided interest of 3.11% in a repurchase agreement (principal amount/value $40,895,686 with a maturity value of $40,898,378) with Scotia Capital (USA) Inc, 2.37%, dated 9/30/19 to be repurchased at $1,271,128 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 9/1/24 - 8/1/49, with a value of $41,716,346.(c)	1,271,128
TOTAL SHORT TERM INVESTMENTS — 0.19% (Cost $5,351,067)		$5,351,067
TOTAL INVESTMENTS — 100.20% (Cost $1,582,439,737)		$2,877,998,563
OTHER ASSETS & LIABILITIES, NET — (0.20)%		$(5,679,158)
TOTAL NET ASSETS — 100.00%		$2,872,319,405

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
(a)	All or a portion of the security is on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
S&P 500® Emini Long Futures	56	USD	8,339,800	December 2019	$(99,330)
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

September 30, 2019

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$2,872,647,496	$—	$—	$2,872,647,496
Short Term Investments	—	5,351,067	—	5,351,067
Total Assets	$2,872,647,496	$5,351,067	$0	$2,877,998,563
Liabilities
Other Financial Investments:
Futures Contracts(a)	(99,330)	—	—	(99,330)
Total Liabilities	$(99,330)	$0	$0	$(99,330)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 240 futures contracts for the reporting period.

September 30, 2019